PREFERRED STOCK	12 Months Ended
Dec. 31, 2022
PREFERRED STOCK
PREFERRED STOCK

6. PREFERRED STOCK

During the year ended December 31, 2022, pursuant to six separate Exchange Agreements a total of 42,000 shares of Series A Preferred Stock were issued in exchange for a total of 123,472,996 shares of common stock, which shares of common stock were cancelled and returned to the status of authorized and unissued.